UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                COMMON STOCKS--97.2%
                CONSUMER DISCRETIONARY--11.9%
    930,200   1 Coach, Inc.                                                                                          $    42,658,972
    985,700   1 Comcast Corp., Class A                                                                                    43,686,224
    294,107   1 GameStop Corp.                                                                                            15,714,137
    603,600     Hilton Hotels Corp.                                                                                       21,361,404
    946,190     McDonald's Corp.                                                                                          41,963,527
  1,688,400     Staples, Inc.                                                                                             43,425,648
    690,600     Target Corp.                                                                                              42,375,216
                    TOTAL                                                                                                251,185,128
                CONSUMER STAPLES--6.3%
    634,850     Altria Group, Inc.                                                                                        55,479,541
    413,200     Diageo PLC, ADR                                                                                           32,531,236
  1,719,200     Unilever N.V., ADR                                                                                        45,885,448
                    TOTAL                                                                                                133,896,225
                ENERGY--9.0%
    673,897     Exxon Mobil Corp.                                                                                         49,935,768
    668,000     Schlumberger Ltd.                                                                                         42,411,320
    438,300   1 Transocean Sedco Forex, Inc.                                                                              33,911,271
    708,200   1 Weatherford International Ltd.                                                                            28,597,116
    698,500     XTO Energy, Inc.                                                                                          35,253,295
                    TOTAL                                                                                                190,108,770
                FINANCIALS--16.4%
    590,700     Ace Ltd.                                                                                                  34,130,646
  1,212,349     American International Group, Inc.                                                                        82,985,289
    178,100     Barclays PLC, ADR                                                                                         10,506,119
    906,750     Citigroup, Inc.                                                                                           49,989,127
    290,000     Merrill Lynch & Co., Inc.                                                                                 27,132,400
    504,600     MetLife, Inc.                                                                                             31,345,752
    501,482     Morgan Stanley                                                                                            41,517,695
    290,600     Prudential Financial, Inc.                                                                                25,901,178
  1,198,200     U.S. Bancorp                                                                                              42,655,920
                    TOTAL                                                                                                346,164,126
                HEALTH CARE--18.8%
    395,600     Abbott Laboratories                                                                                       20,966,800
    675,100     Cardinal Health, Inc.                                                                                     48,215,642
    279,400   1 Cephalon, Inc.                                                                                            20,231,354
    446,100   1 Genentech, Inc.                                                                                           38,975,757
    314,200   1 Genzyme Corp.                                                                                             20,652,366
    995,257   1 Isis Pharmaceuticals, Inc.                                                                                10,340,720
    644,060     Johnson & Johnson                                                                                         43,023,208
    442,800     McKesson HBOC, Inc.                                                                                       24,686,100
    813,500   1 Medimmune, Inc.                                                                                           28,195,910
    192,015   1 New River Pharmaceuticals, Inc.                                                                           10,733,639
    797,000     Novartis AG, ADR                                                                                          45,978,930
    578,800   1 Sepracor, Inc.                                                                                            33,026,328
    629,600     Shire PLC, ADR                                                                                            39,967,008
    384,800   1 Vertex Pharmaceuticals, Inc.                                                                              13,602,680
                    TOTAL                                                                                                398,596,442
                INDUSTRIALS--10.6%
    916,500   1 AGCO Corp.                                                                                                31,133,505
    885,913   1 Foster Wheeler Ltd.                                                                                       47,369,768
    740,500     Northrop Grumman Corp.                                                                                    52,531,070
    683,000     Trinity Industries, Inc.                                                                                  26,124,750
    296,700     United Technologies Corp.                                                                                 20,181,534
  1,222,500     Waste Management, Inc.                                                                                    46,430,550
                    TOTAL                                                                                                223,771,177
                INFORMATION TECHNOLOGY--13.7%
  1,784,100   1 Cadence Design Systems, Inc.                                                                              33,719,490
  1,962,533   1 Cisco Systems, Inc.                                                                                       52,183,752
  2,008,600   1 Corning, Inc.                                                                                             41,859,224
  1,996,800   1 EMC Corp. Mass                                                                                            27,935,232
     21,500   1 Google Inc.                                                                                               10,777,950
    721,600     Hewlett-Packard Co.                                                                                       31,230,848
    254,300     IBM Corp.                                                                                                 25,213,845
  1,427,479     Microsoft Corp.                                                                                           44,052,002
    728,900     Texas Instruments, Inc.                                                                                   22,734,391
                    TOTAL                                                                                                289,706,734
                MATERIALS--4.3%
    609,500     Praxair, Inc.                                                                                             38,435,070
    238,600     Rio Tinto PLC, ADR                                                                                        51,587,706
                    TOTAL                                                                                                 90,022,776
                TELECOMMUNICATION SERVICES--3.7%
  1,035,224     AT&T, Inc.                                                                                                38,955,479
  1,011,400     Verizon Communications                                                                                    38,959,128
                    TOTAL                                                                                                 77,914,607
                UTILITIES--2.5%
    736,500     Consolidated Edison Co.                                                                                   35,558,220
    447,000     SCANA Corp.                                                                                               18,201,840
                    TOTAL                                                                                                 53,760,060
                    TOTAL COMMON STOCKS (IDENTIFIED COST $1,693,577,805)                                               2,055,126,045
                REPURCHASE AGREEMENT--3.1%
 66,130,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of          66,130,000
                America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                $4,200,617,167 on 2/1/2007.  The market value of the underlying security at the end of the period was $4,284,629,510.  (AT COST)
                    TOTAL INVESTMENTS - 100.3%                                                                         2,121,256,045
                    (IDENTIFIED COST $1,759,707,805)2
                    OTHER ASSETS AND LIABILITIES - NET -(0.3)%                                                           (6,946,636)
                    TOTAL NET ASSETS - 100%                                                                          $ 2,114,309,409

1    Non-income producing security.

2 At January 31, 2007, the cost of investments for federal tax purposes was $1,759,707,805. The net unrealized appreciation of investments for federal tax purposes was $361,548,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $367,425,759 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,877,519.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





FEDERATED KAUFMANN FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES,         UNITS HELD OR PRINCIPAL AMOUNT     VALUE

                        COMMON STOCKS--93.1%
                        CONSUMER DISCRETIONARY--8.8%
      1,202,100         Advance Auto Parts, Inc.                                                                   $      45,619,695
        166,700         Bajaj Auto Ltd.                                                                                   10,459,246
        800,000       1 Bed Bath & Beyond, Inc.                                                                           33,752,000
      5,830,100         Bharat Forge Ltd.                                                                                 44,311,771
      1,977,700   1,2,3 Central European Media Enterprises Ltd., Class A                                                 171,644,583
         38,700         Cheil Communications, Inc.                                                                         9,014,506
        342,300     1,3 Chipotle Mexican Grill, Inc.                                                                      20,339,466
      1,200,000     1,3 Clear Channel Outdoor Holdings, Inc., Class A                                                     34,704,000
      2,938,500       1 Clear Media Ltd.                                                                                   3,522,645
      3,672,400         Consorcio ARA SA                                                                                  24,695,836
      8,310,900         Debenhams PLC                                                                                     27,160,532
        400,000     1,3 Dick's Sporting Goods, Inc.                                                                       20,596,000
      1,117,400     1,3 Educate, Inc.                                                                                      8,726,894
        101,156       1 Hollywood Media Corp., Warrants 5/22/2007                                                            141,590
      1,000,000   1,4,5 Hydrogen Corp.                                                                                     4,600,000
        250,000       1 Hydrogen Corp., Warrants 5/5/2011                                                                     31,654
        800,000       1 Iconix Brand Group, Inc.                                                                          15,928,000
        750,000     1,3 Kohl's Corp.                                                                                      53,182,500
        725,000     1,3 Lamar Advertising Co.                                                                             48,053,000
        700,000       1 Lodgenet Entertainment                                                                            19,033,000
        502,900       1 Maruti Udyog Ltd.                                                                                 10,563,575
      1,100,000       3 Orient-Express Hotel Ltd.                                                                         52,415,000
      3,900,000       3 PetSmart, Inc.                                                                                   119,106,000
      3,537,200   1,4,5 Piaggio & C. SpA                                                                                  15,417,778
        575,000 1,3,4,5 Submarino SA                                                                                      35,132,500
        673,100         USS Co. Ltd.                                                                                      44,329,983
        831,700       1 Wet Seal, Inc., Class A                                                                            5,372,782
                            TOTAL                                                                                        877,854,536
                        CONSUMER STAPLES--1.0%
      1,420,000       1 Dean Foods Co.                                                                                    62,835,000
      4,735,950         Hindustan Lever Ltd.                                                                              22,279,128
        300,000       3 Whole Foods Market, Inc.                                                                          12,957,000
                            TOTAL                                                                                         98,071,128
                        ENERGY--4.0%
      1,000,000       1 Complete Production Services, Inc.                                                                19,870,000
     10,173,700   1,2,3 Dresser-Rand Group, Inc.                                                                         264,109,252
         84,100       1 Horizon Offshore, Inc.                                                                             1,412,880
        333,600       1 Petroplus Holdings AG                                                                             21,325,292
      1,247,405         Reliance Industries Ltd.                                                                          38,470,419
      2,000,000         Spectra Energy Corp.                                                                              52,240,000
                            TOTAL                                                                                        397,427,843
                        FINANCIALS--19.3%
      2,757,807         3i Group                                                                                          57,364,070
      2,490,300         Advance America Cash Advance, Inc.                                                                34,764,588
         79,400     1,3 Alleghany Corp.                                                                                   28,465,694
     13,064,200         Aozora Bank Ltd.                                                                                  49,638,102
              1       4 Apollo Investment Fund V                                                                           6,024,167
      1,300,000         Axis Capital Holdings Ltd.                                                                        42,835,000
      1,500,000       3 Brookfield Asset Management, Inc., Class A                                                        73,455,000
     10,000,000     1,3 CB Richard Ellis Services, Inc.                                                                  376,100,000
      1,000,000       3 Calamos Asset Management, Inc.                                                                    27,390,000
        550,000       3 Capital One Financial Corp.                                                                       44,220,000
              1       4 Denovo Ventures I LP                                                                               4,712,332
        600,000       1 Employers Holdings, Inc.                                                                          11,982,000
              1     1,4 FA Private Equity Fund IV LP                                                                         515,682
              1       4 Greenfield Technology Venture Fund                                                                     1,400
      3,353,100         Housing Development Finance Corp. Ltd.                                                           127,416,218
      4,689,820         ICICI Bank Ltd.                                                                                  100,034,558
        791,300         ICICI Bank Ltd., ADR                                                                              34,935,895
      2,180,000       3 IPC Holdings Ltd.                                                                                 64,201,000
              1       4 Incuvest LLC                                                                                               0
     31,643,300       1 Industrial & Commercial Bank of China                                                             18,550,637
              1     1,4 Infrastructure Fund                                                                                  102,740
              1       4 Internet.com Corp.                                                                                         0
        818,900       2 James River Group, Inc.                                                                           25,197,553
        700,000         Korea Investment Holdings Co. Ltd.                                                                30,495,679
      2,850,000     1,3 Labranche & Co. Inc.                                                                              26,733,000
              1       4 Latin Healthcare Fund                                                                             10,589,782
      2,500,000         Loews Corp.                                                                                      108,650,000
        121,800     1,3 Markel Corp.                                                                                      59,085,180
        500,000         Morgan Stanley                                                                                    41,395,000
      1,750,000       1 Move, Inc.                                                                                        11,060,000
      2,500,000       3 Nuveen Investments, Class A                                                                      123,750,000
        500,000         OptionsXpress Holdings, Inc.                                                                      11,875,000
              1       4 Peachtree Leadscope LLC                                                                                    0
              1     1,4 Peachtree Leadscope LLC                                                                              300,000
              1       4 Peachtree Open Networks                                                                                    0
              1       4 Peachtree Velquest                                                                                         0
              1       4 Peachtree/CB Partners                                                                                      0
        500,000     1,3 Penson Worldwide, Inc.                                                                            13,400,000
      2,100,000     1,3 Philadelphia Consolidated Holding Corp.                                                           94,626,000
      1,780,800       1 RHJ International                                                                                 36,902,644
              1       4 Rocket Ventures II                                                                                         0
        198,000         SFCG Co. Ltd.                                                                                     31,567,823
      9,309,800         Shinsei Bank Ltd.                                                                                 51,377,312
     83,831,100       1 Thai Military Bank                                                                                 5,789,774
        133,000         White Mountains Insurance Group, Inc.                                                             77,100,100
      1,349,900         Willis Group Holdings Ltd.                                                                        55,156,914
      6,608,000   1,4,5 Yanlord Land Group Ltd.                                                                            9,973,003
                            TOTAL                                                                                      1,927,733,847
                        HEALTH CARE--24.5%
      1,000,000     1,3 Abiomed, Inc.                                                                                     14,710,000
        686,009       1 Acadia Pharmaceuticals, Inc.                                                                       4,911,824
      1,927,000     1,2 Accelrys, Inc.                                                                                    12,236,450
         91,400       1 Adeza Biomedical Corp.                                                                             1,427,668
        200,000     1,3 Align Technology, Inc.                                                                             3,310,000
      4,925,800     1,3 Alkermes, Inc.                                                                                    73,492,936
      1,500,000       3 Allergan, Inc.                                                                                   175,065,000
        888,600     1,3 Alnylam Pharmaceuticals, Inc.                                                                     18,820,548
        500,000     1,3 Altus Pharmaceuticals, Inc.                                                                        9,110,000
      2,000,000     1,2 Anadys Pharmaceuticals, Inc.                                                                       9,660,000
      1,391,750     1,2 Anesiva, Inc.                                                                                     11,245,340
         75,197       1 AngioDynamics, Inc.                                                                                1,985,214
        248,600       1 Animal Health International, Inc.                                                                  3,095,070
        434,259       1 Ardais Corp., Warrants 1/1/2005                                                                            0
        434,259     1,4 Ardais Corp., Warrants 4/14/2009                                                                           0
      2,189,700     1,3  Arena Pharmaceuticals, Inc.                                                                      27,962,469
        500,000     1,3 Aspect Medical Systems, Inc.                                                                       8,325,000
      2,469,528   1,2,3 Auxilium Pharmaceutical, Inc.                                                                     34,128,877
        445,300   1,4,5 Avalon Pharmaceuticals, Inc.                                                                       1,398,242
        168,500         Aventis Pharma Ltd.                                                                                5,354,134
      3,000,000     1,2 Avigen, Inc.                                                                                      17,340,000
        558,660     1,4 Avigen, Inc.                                                                                       3,229,055
      2,375,000     1,3 BioMarin Pharmaceutical, Inc.                                                                     44,982,500
      1,031,600       1 Bioenvision, Inc.                                                                                  5,054,840
        674,300     1,3 CV Therapeutics, Inc.                                                                              9,096,307
          9,900       1 Cepheid, Inc.                                                                                         81,873
        283,500     1,3 Chindex International, Inc.                                                                        6,322,050
        111,000     1,2 Chindex International, Inc., Warrants 3/31/2009                                                    1,434,835
      4,073,900         Cipla Ltd.                                                                                        22,792,627
      2,413,250   1,4,5 Cipla Ltd., GDR                                                                                   13,441,803
        347,492       4 CompBenefits Corp.                                                                                         0
        714,286     2,4 Conceptus, Inc.                                                                                   16,564,292
        600,000 1,2,4,5 Conceptus, Inc.                                                                                   13,914,000
        625,000       4 Conceptus, Inc.                                                                                   14,493,750
      3,634,700   1,2,3 Conceptus, Inc.                                                                                   84,288,693
        500,000     1,4 Cortek, Inc.                                                                                               0
      4,000,000   1,2,3 Cubist Pharmaceuticals, Inc.                                                                      73,600,000
      2,142,857       1 Cyclacel Pharmaceuticals, Inc.                                                                    16,607,142
        857,143       1 Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013                                                 5,871,762
        100,000       1 Cypress Biosciences, Inc.                                                                            826,000
      4,763,500     1,2 Cytokinetics, Inc.                                                                                37,679,285
      4,873,400     1,3 Cytyc Corp.                                                                                      140,938,728
        250,000       1 Digene Corp.                                                                                      12,862,500
        489,500     1,3 Durect Corp.                                                                                       2,163,590
      6,000,000     1,2 Dyax Corp.                                                                                        20,760,000
      7,000,000   1,2,3 Dynavax Technologies Corp.                                                                        42,490,000
      4,134,800       1 Endo Pharmaceuticals Holdings, Inc.                                                              127,021,056
      1,250,000     1,4 Endologix, Inc.                                                                                    5,625,000
      3,985,950 1,2,3,4 Endologix, Inc.                                                                                   17,936,775
        600,000       1 Endologix, Inc.                                                                                    2,700,000
      3,555,556       1 Endologix, Inc.                                                                                   16,000,002
         49,400     1,3 Favrille, Inc.                                                                                       147,212
      1,317,490       1 Favrille, Inc.                                                                                     3,926,120
        461,121       1 Favrille, Inc., Warrants 3/7/2011                                                                    651,417
        100,000     1,3 Foxhollow Technologies, Inc.                                                                       2,053,000
      2,176,900   1,2,3 GTX, Inc.                                                                                         40,490,340
        302,400         GlaxoSmithkline Pharmaceuticals Ltd.                                                               8,006,069
      3,063,800   1,2,3 Illumina, Inc.                                                                                   125,156,230
        860,000     1,3 Immunicon Corp.                                                                                    2,666,000
      2,329,800       1 Incyte Genomics, Inc.                                                                             17,310,414
         33,900       1 Intercell AG                                                                                         884,089
        293,800       1 Inverness Medical Innovations, Inc.                                                               12,110,436
        300,000     1,4 Inverness Medical Innovations, Inc.                                                               12,366,000
      4,705,882     1,4 Isis Pharmaceuticals, Inc.                                                                        48,894,114
      3,808,200   1,2,3 Isis Pharmaceuticals, Inc.                                                                        39,567,198
      1,176,470       1 Isis Pharmaceuticals, Inc., Warrants 8/23/2010                                                     8,180,789
        415,800       1 Jerini AG                                                                                          2,222,315
      2,750,000     1,2 Kosan Biosciences, Inc.                                                                           19,635,000
      1,100,000     1,3 Kyphon, Inc.                                                                                      51,469,000
        750,000       1 Labopharm, Inc.                                                                                    4,087,500
      1,732,500     1,3 Medarex, Inc.                                                                                     23,336,775
      2,107,800       1 Medicines Co.                                                                                     64,540,836
         99,200         Meridian Bioscience, Inc.                                                                          2,941,280
      1,000,000     1,3 Metabasis Therapeutics, Inc.                                                                       6,610,000
      2,559,000       1 Metabasis Therapeutics, Inc.                                                                      16,914,990
        895,650     1,4 Metabasis Therapeutics, Inc., Warrants 9/30/2010                                                   3,046,447
      1,224,500     1,3 Momenta Pharmaceuticals, Inc.                                                                     23,620,605
     23,198,600   1,2,3 Monogram Biosciences, Inc.                                                                        39,437,620
        202,200     1,3 NMT Medical, Inc.                                                                                  2,707,458
      3,000,000     1,3 Nektar Therapeutics                                                                               38,100,000
        723,800       1 Neurochem, Inc.                                                                                   12,434,884
      3,977,500   1,2,3 Neurocrine Biosciences, Inc.                                                                      55,605,450
      1,385,400       1 Neurogen Corp.                                                                                     8,353,962
        500,000     1,3 Neurometrix, Inc.                                                                                  6,650,000
        133,100   1,4,5 Newron Pharmaceuticals SpA                                                                         6,207,373
        488,000     1,3 Nighthawk Radiology Holdings, Inc.                                                                12,302,480
        849,500     1,3 Northfield Laboratories, Inc.                                                                      3,364,020
      2,200,000   1,2,3 NxStage Medical, Inc.                                                                             19,602,000
      1,000,000       1 OSI Pharmaceuticals, Inc.                                                                         34,020,000
        890,600       1 Pharmacopeia Drug Discovery, Inc.                                                                  3,936,452
        222,650       1 Pharmacopeia Drug Discovery, Inc., Warrants 4/19/2011                                                441,872
      2,656,800   1,2,3 Pharmacyclics, Inc.                                                                               12,805,776
        500,000     1,3 Pharmion Corp.                                                                                    15,925,000
      1,456,496       1 Point Therapeutics, Inc.                                                                           1,281,716
      1,307,800   1,2,3 Progenics Pharmaceuticals, Inc.                                                                   39,194,766
        336,600       1 Psychiatric Solutions, Inc.                                                                       13,107,204
      1,209,900       1 Regeneron Pharmaceuticals, Inc.                                                                   24,064,911
        100,000     1,3 ResMed, Inc.                                                                                       5,258,000
        458,965       1 Sanarus Medical, Inc., Warrants                                                                            0
        100,000     1,3 Sangamo BioSciences, Inc.                                                                            760,000
      1,000,000     1,3 Sepracor, Inc.                                                                                    57,060,000
        700,000     1,3 Somaxon Pharmaceuticals, Inc.                                                                      9,303,000
      1,015,400       1 Sonus Pharmaceuticals, Inc.                                                                        5,808,088
            274       1 Soteira, Inc.                                                                                            274
      1,000,000     1,3 Staar Surgical Co.                                                                                 6,930,000
        643,700     1,3 Stereotaxis, Inc.                                                                                  6,617,236
        500,000         Sun Pharmaceutical Industries Ltd.                                                                11,724,297
        849,000       1 Systems Xcellence, Inc.                                                                           17,871,450
        108,800       1 Theravance, Inc.                                                                                   3,734,016
        835,600       1 Thermage, Inc.                                                                                     7,846,284
      1,731,600     1,3 Threshold Pharmaceuticals, Inc., Class THL                                                         6,008,652
        350,000         UnitedHealth Group, Inc.                                                                          18,291,000
        300,000       1 VCA Antech, Inc.                                                                                  10,086,000
        103,700       1 Vanda Pharmaceuticals, Inc.                                                                        3,097,519
     10,529,193     1,2 Vasogen, Inc.                                                                                      4,211,677
      4,211,677       1 Vasogen, Inc., Warrants 11/8/2011                                                                  1,279,356
      1,052,919       1 Vasogen, Inc., Warrants                                                                               58,245
      1,858,600       1 Vical, Inc.                                                                                       11,616,250
     10,083,800       1 Warner Chilcott Ltd., Class A                                                                    149,744,430
        373,668     1,3 WebMD Health Corp., Class A                                                                       18,440,516
      1,410,138     1,2 World Heart Corp., Warrants 9/22/2008                                                                131,140
                            TOTAL                                                                                      2,438,611,787
                        INDUSTRIALS--12.3%
        649,800         Asea Brown Boveri Ltd.                                                                            53,231,127
      1,487,800         Bharat Heavy Electricals Ltd.                                                                     84,725,609
        766,150         CLARCOR, Inc.                                                                                     26,554,759
      2,496,200   1,4,5 China Communications Construction Co. Ltd.                                                         2,835,882
     19,910,000         China Metal International Ho                                                                       7,624,534
      1,200,000   1,2,3 CoStar Group, Inc.                                                                                56,964,000
        800,000         Con-way, Inc.                                                                                     39,792,000
        800,000       1 Copart, Inc.                                                                                      23,552,000
        380,600       1 Covanta Holding Corp.                                                                              9,004,996
      2,309,173         Crompton Greaves Ltd.                                                                             10,215,626
        105,400       3 DRS Technologies, Inc.                                                                             5,839,160
      1,500,000       3 Expeditors International Washington, Inc.                                                         64,035,000
        500,000         FedEx Corp.                                                                                       55,200,000
      2,096,000     1,3 First Solar, Inc.                                                                                 67,847,520
      1,100,000       3 Forward Air Corp.                                                                                 34,518,000
        200,000     1,3 Houston Wire & Cable Co.                                                                           4,736,000
      1,258,700       1 IHS, Inc., Class A                                                                                47,906,122
      1,000,000   1,2,3 Innovative Solutions and Support, Inc.                                                            18,970,000
      1,000,000       1 Interline Brands, Inc.                                                                            22,730,000
        344,300       1 K&F Industries Holdings, Inc.                                                                      8,018,747
        500,000       1 Kansas City Southern Industries, Inc.                                                             15,030,000
      1,371,045         Kuehne & Nagel International AG                                                                  105,833,892
        800,000       3 Landstar System, Inc.                                                                             33,832,000
        251,205         Max India Ltd.                                                                                     5,943,870
      3,204,000   1,4,5 Nagarjuna Construction Co. Ltd., GDR                                                              15,219,000
      1,265,600   1,2,3 NuCo2, Inc.                                                                                       27,628,048
        300,000         Pacer International, Inc.                                                                          9,348,000
        537,100     1,3 Ryanair Holdings PLC, ADR                                                                         46,561,199
        783,400         Ryder System, Inc.                                                                                42,726,636
      2,087,700       1 SAIC, Inc.                                                                                        38,726,835
      1,025,700       3 Simpson Manufacturing Co., Inc.                                                                   33,550,647
      1,800,000       1 Spirit Aerosystems Holdings, Inc., Class A                                                        55,134,000
      1,500,000         TNT NV                                                                                            68,216,704
      1,017,800       1 TransDigm Group, Inc.                                                                             32,416,930
      1,312,500         Unitech Ltd.                                                                                      13,757,444
        500,000         United Parcel Service, Inc.                                                                       36,140,000
         43,700         Ushio Inc.                                                                                           905,524
                            TOTAL                                                                                      1,225,271,811
                        INFORMATION TECHNOLOGY--15.9%
      1,000,000     1,3 Access Integrated Technology, Inc., Class A                                                        9,230,000
        600,000       1 Amdocs Ltd.                                                                                       20,808,000
      1,555,600     1,3 Anadigics, Inc.                                                                                   13,907,064
      2,000,000     1,3 Autodesk, Inc.                                                                                    87,440,000
        425,100       1 Blackboard Inc.                                                                                   12,412,920
      2,124,400       1 CSR PLC                                                                                           28,436,318
        156,700       1 Cirrus Logic, Inc.                                                                                 1,162,714
        375,000       1 Cognos, Inc.                                                                                      16,173,750
      4,000,000     1,3 Comverse Technology, Inc.                                                                         77,400,000
        150,000       1 Corning, Inc.                                                                                      3,126,000
      1,000,000     1,3 DST Systems, Inc.                                                                                 70,480,000
        352,323     1,4 Decision Management International, Inc.                                                                    0
      1,157,700     1,2 Eagle Test Systems, Inc.                                                                          16,751,919
      1,000,000     1,3 Entegris, Inc.                                                                                    10,730,000
        164,200       1 Euronet Worldwide, Inc.                                                                            4,738,812
      1,059,322       4 Expand Networks Ltd.                                                                                       0
      2,546,500       1 Himax Technologies, Inc., ADR                                                                     13,012,615
      2,331,500       1 Hyperion Solutions Corp.                                                                          98,435,930
        139,700       1 IPG Photonics Corp.                                                                                3,689,477
      1,133,900   1,2,3 Infocrossing, Inc.                                                                                18,686,672
        356,234     1,2 Infocrossing, Inc., Warrants 10/21/2008                                                            3,315,426
        600,000     1,3 Iron Mountain, Inc.                                                                               16,788,000
      1,000,000     1,3 Jupitermedia Corp.                                                                                 7,440,000
      2,176,064     1,2 Komag, Inc.                                                                                       74,247,304
        622,700   1,2,3 LeCroy Corp.                                                                                       5,822,245
      4,774,700       1 MEMC Electronic Materials, Inc.                                                                  250,194,280
      4,680,000     1,2 Magma Design Automation                                                                           39,780,000
      1,352,600     1,3 Mastercard, Inc.                                                                                 150,882,530
      2,678,502     1,3 Microsemi Corp.                                                                                   48,748,731
        360,700     1,3 NAVTEQ Corp.                                                                                      12,797,636
      2,598,600       1 NIC, Inc.                                                                                         13,902,510
      4,803,500     1,3 ON Semiconductor Corp.                                                                            40,157,260
        530,000 1,2,4,5 Online Resources Corp.                                                                             5,395,400
      1,596,400     1,2 Online Resources Corp.                                                                            16,251,352
         50,500     1,3 Optium Corp.                                                                                       1,206,445
      1,187,500       1 Parametric Technology Corp.                                                                       23,536,250
      2,919,700       1 Qimonda AG, ADR                                                                                   45,488,926
      1,750,000       1 Quest Software, Inc.                                                                              26,127,500
        148,500       1 SAVVIS, Inc.                                                                                       6,655,770
        418,300       1 SI International, Inc.                                                                            12,067,955
      2,048,400       3 Seagate Technology Holdings                                                                       55,491,156
      3,751,199       4 Sensable Technologies, Inc.                                                                                0
              1       4 Sensable Technologies, Inc.                                                                          200,559
      2,576,800       1 Silicon Image, Inc.                                                                               31,153,512
      4,491,900     1,3 Spansion, Inc.                                                                                    57,631,077
      1,523,200     1,2 TNS, Inc.                                                                                         26,092,416
        247,600       1 Tech Mahindra Ltd.                                                                                 9,754,249
        500,000       1 Ultratech, Inc.                                                                                    6,070,000
      1,750,000     1,3 ValueClick, Inc.                                                                                  44,660,000
        500,000       1  eBay, Inc.                                                                                       16,195,000
      1,568,400   1,2,3  eCollege.com                                                                                     25,925,652
                            TOTAL                                                                                      1,580,601,332
                        MATERIALS--1.9%
        606,000         ACC Ltd.                                                                                          13,973,498
      1,910,000       3 Cemex S.A. de C.V., ADR                                                                           67,575,800
        305,100       1 Frutarom                                                                                           2,593,350
        694,900       3 Frutarom, GDR                                                                                      5,906,650
     26,233,600       1 Lee & Man Paper Manufacturing Ltd.                                                                62,372,581
     20,269,900         Nine Dragons Paper Holdings Ltd.                                                                  34,423,166
                            TOTAL                                                                                        186,845,045
                        TELECOMMUNICATION SERVICES--3.7%
     11,505,700       1  Bharti Airtel Ltd.                                                                              183,909,557
        832,176       1 NTELOS Holdings Corp.                                                                             15,495,117
        937,600       1 Neuf Cegetel                                                                                      34,140,880
         20,000         PT Telekomunikasi Indonesia, Class CS, ADR                                                           839,200
     18,102,250         Singapore Telecom Ltd.                                                                            41,541,805
        790,100       1 Syniverse Holdings, Inc.                                                                          11,598,668
      3,500,000     1,3 Time Warner Telecom, Inc.                                                                         81,480,000
                            TOTAL                                                                                        369,005,227
                        UTILITIES--1.7%
      3,711,600       1 China Resources Power Holdings Co. Ltd.                                                            5,879,083
        262,800         Consolidated Water Co.                                                                             6,924,780
      1,000,000       3 Dominion Resources, Inc.                                                                          82,960,000
        502,100       3 ITC Holdings Corp.                                                                                21,841,350
     14,855,700         NTPC Ltd.                                                                                         47,595,711
                            TOTAL                                                                                        165,200,924
                            TOTAL COMMON STOCKS (IDENTIFIED COST $6,417,527,314)                                       9,266,623,480
                        PREFERRED STOCKS-0.9%
                        FINANCIALS--0.7%
        173,200       2 Alleghany Corp., Conv. Pfd.                                                                       58,107,561
        297,600         Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30 Annual Dividend                          12,747,636
                            TOTAL                                                                                         70,855,197
                        HEALTH CARE-0.2%
      1,694,915       4 Ardais Corp., Conv. Pfd.                                                                                   0
        790,960       4 Ardais Corp., Conv. Pfd., Series C                                                                         0
          3,985       4 CompBenefits Corp., Pfd.                                                                           2,521,624
        446,816       4 Cortek, Inc., Conv. Pfd., Series D2                                                                        0
      1,515,152       4 Cortex, Inc., Pfd., Series D                                                                               0
        126,065       4 Dexcom, Inc., Pfd.                                                                                 1,121,979
      2,747,253         Insulet Corp., Conv. Pfd.                                                                          9,615,386
      1,058,043       4 Sanarus Medical, Inc., Pfd., Series A                                                                      0
      1,448,436       4 Sanarus Medical, Inc., Pfd., Series B                                                                      0
      4,456,271       4 Sanarus Medical, Inc., Pfd., Series C                                                              3,030,264
      3,555,987         Sanarus Medical, Inc., Pfd., Series D                                                              2,837,678
      1,408,979         Sanarus Medical, Inc., Pfd., Series E                                                              1,301,756
        958,744         Soteira, Inc., Pfd.                                                                                  958,744
                            TOTAL                                                                                         21,387,431
                        INFORMATION TECHNOLOGY--0.0%
        679,348       4 Multiplex, Inc., Pfd., Series C                                                                            0
                            TOTAL PREFERRED STOCKS (IDENTIFIED COST $100,506,040)                                         92,242,628
                        CORPORATE BONDS--0.6%
                        HEALTH CARE--0.2%
  $           1         Ardais Corp., Conv. Bond                                                                              44,000
     19,800,000         Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027                                         20,237,778
                            TOTAL                                                                                         20,281,778
                        INDUSTRIALS--0.0%
      2,072,000         Covanta Holding Corp., Conv. Bond, 1.00%, 2/1/2027                                                 2,134,160
                        INFORMATION TECHNOLOGY--0.4%
     25,000,000       4 BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                                  34,567,750
                            TOTAL CORPORATE BONDS (IDENTIFIED COST $47,306,259)                                           56,983,688
                        CORPORATE NOTES--0.0%
                        HEALTH CARE--0.0%
              1         Ardais Corp., Conv. Bond                                                                              44,000
      2,087,000     4,5 Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026                                                     2,106,827
                            TOTAL CORPORATE NOTES (IDENTIFIED COST $2,518,384)                                             2,150,827
                        REPURCHASE AGREEMENTS-24.5%
    197,997,000         Interest in $4,200,000,000 joint repurchase agreement, 5.29%, dated 1/31/2007 under              197,997,000
                        which Bank of America N.A. will repurchase a U.S. Government Agency security maturing
                        7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
    400,000,000         Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under               400,000,000
                        which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.
    920,000,000         Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under               920,000,000
                        which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
    923,280,000         Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under               923,280,000
                        which ING Financial Markets LLC will repurchase a U.S Treasury security and U.S.
                        Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on
                        2/1/2007. The market value of the underlying securities at the end of the period was
                        $3,378,754,250 (purchased with proceeds from securities lending collateral).
                            TOTAL REPURCHASE AGREEMENTS (AT COST)                                                      2,441,277,000
                            TOTAL INVESTMENTS - 119.1%                                                                11,859,277,623
                            (IDENTIFIED COST $9,009,134,997)6
                            OTHER ASSETS AND LIABILIITIES - NET - (19.1)%                                            (1,898,864,419)
                            TOTAL NET ASSETS - 100%                                                                $   9,960,413,204


 1   Non-income producing security.
 2   Affiliated company. These are companies in which the Fund has ownership of at least 5% of the voting shares. At January 31,
     2007, these securities amounted to $1,644,005,127 which represents 16.5% of total net assets. Transactions with affiliated companies during the three months ended January 31, 2007 are as follows:
                                BALANCE OF       PURCHASES/                       SALES/        BALANCE OF   VALUE         DIVIDEND
     AFFILIATES                 SHARES HELD      ADDITIONS                        REDUCTIONS    SHARES HELD
                                10/31/2006                                                      1/31/2007
   1 Accelrys, Inc.                                                                             1,927,000                     $-
                                1,927,000        -                                -                          $12,236,450
     Alleghany   Corp.,   Conv. 173,200          -                                -               173,200     58,107,561     658,784
     Pfd.
   1 Anadys    Pharmaceuticals, 2,000,000        -                                -             2,000,000      9,660,000           -
     Inc.
   1 Anesiva, Inc.              -                1,391,750                        -             1,391,750     11,245,340           -
   1 Auxilium   Pharmaceutical, 2,073,628        395,900                          -             2,469,528     34,128,877           -
     Inc.
   1 Avigen, Inc.               3,000,000        -                                -             3,000,000     17,340,000           -
   1 Central European                                                                           1,977,700                      -
     Media  Enterprises   Ltd., 1,971,700        6,000                            -                          171,644,583
     Class A
   1 Chindex International,                                                                     111,000                      -
     Inc., Warrants 3/31/2009   111,000          -                                -                          1,434,835
   2 Conceptus, Inc.            714,286          -                                -                  714,286 16,564,292           -
   1 Conceptus, Inc.            3,634,700        -                                -                3,634,700 84,288,693           -
 1,2 Conceptus, Inc.            600,000          -                                -                  600,000 13,914,000           -
   1 CoStar Group, Inc.         1,200,000        -                                -                1,200,000 56,964,000           -
   1 Cubist    Pharmaceuticals, 4,000,000        -                                -                4,000,000 73,600,000           -
     Inc.
   1 Cytokinetics, Inc.         4,763,500        -                                -                4,763,500 37,679,285           -
   1 Dresser-Rand Group, Inc.   5,225,000        4,948,700                        -               10,173,700 264,109,252          -
   1 Dyax Corp.                 6,000,000        -                                -                6,000,000 20,760,000           -
   1 Dynavax Technologies Corp. 7,000,000        -                                -                7,000,000 42,490,000           -
   1 Eagle Test Systems, Inc.   1,157,700        -                                -                1,157,700 16,751,919           -
   1 eCollege.com               1,568,400        -                                -                1,568,400 25,925,652           -
 1,2 Endologix, Inc.            3,985,950        -                                -                3,985,950 17,936,775           -
   1 GTX, Inc.                  1,979,000        197,900                          -                2,176,900 40,490,340           -
   1 Illumina, Inc.             2,891,800        172,000                          -                3,063,800 125,156,230          -
   1 Infocrossing, Inc.         1,133,900        -                                -                1,133,900 18,686,672           -
   1 Infocrossing, Inc.,                                                                             356,234                      -
     Warrants 10/21/2008        356,234          -                                -                          3,315,426
   1 Innovative Solutions and                                                                      1,000,000                      -
     Support, Inc.              1,000,000        -                                -                          18,970,000
   1 Isis Pharmaceuticals, Inc. 3,808,200        -                                -                3,808,200 39,567,198           -
     James River Group, Inc.    818,900          -                                -                  818,900 25,197,553           -
   1 Komag                      2,176,064        -                                -                2,176,064 74,247,304           -
   1 Kosan Biosciences, Inc.    2,750,000        -                                -                2,750,000 19,635,000           -
   1 LeCroy Corp.               622,700          -                                -                  622,700 5,822,245            -
   1 Magma Design Automation    4,680,000        -                                -                4,680,000 39,780,000           -
   1 Monogram Biosciences, Inc. 23,198,600       -                                -               23,198,600 39,437,620           -
   1 Neurocrine    Biosciences, 1,868,900        2,108,600                        -                3,977,500 55,605,450           -
     Inc.
   1 NuCo2, Inc.                1,265,600        -                                -                1,265,600 27,628,048           -
   1 NxStage Medical, Inc.      2,200,000        -                                -                2,200,000 19,602,000           -
   1 Online Resources Corp.     1,596,400        -                                -                1,596,400 16,251,352           -
 1,2 Online Resources Corp.     530,000          -                                -                  530,000 5,395,400            -
   1 Pharmacyclics, Inc.        2,656,800        -                                -                2,656,800 12,805,776           -
   1 Progenics Pharmaceuticals, 1,217,200        90,600                           -                1,307,800 39,194,766           -
     Inc.
   1 TNS, Inc.                  1,523,200        -                                -                1,523,200 26,092,416           -
   1 Vasogen, Inc.              -                10,529,193                       -               10,529,193 4,211,677            -
   1 World Heart Corp.,                                                                            1,410,138                      -
     Warrants 9/22/2008         1,410,138        -                                -                          131,140
     TOTAL OF AFFILIATED        110,789,700      19,840,643                       -              130,630,343 $1,644,005,127 $658,784
     TRANSACTIONS

1    Non-income producing security.

2    Restricted security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED         MARKET VALUE OF COLLATERAL
     $1,775,113,976                            $1,843,280,000

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $311,485,520, which represented 3.1% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $125,641,808, which represented 1.3% of total net assets.

6 At January 31, 2007, the cost of investments for federal tax purposes was $9,009,134,997. The net unrealized appreciation of investments excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $2,850,142,626. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,128,398,169 and net unrealized depreciation from investments for those securities having an excess of cost over value of $278,255,543.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

{circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

{circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

{circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

{circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

{circle}for investments in other open-end regulated investment companies, based on net asset value ("NAV");

{circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed- income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

{circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2007 is as follows:

SECURITY                                                                                 ACQUISITION                    ACQUISITION
                                                                                         DATE                                  COST
Apollo Investment Fund V                                                                 5/18/2001                               $-
Ardais Corp., Conv. Pfd.                                                                 3/2/2001-                        9,999,999
                                                                                         3/8/2001
Ardais Corp., Conv. Pfd., Series C                                                       12/18/2002                       4,666,664
Ardais Corp., Warrants 4/14/2009                                                         4/15/2004                                -
Avigen, Inc.                                                                             5/10/2006                        3,000,004
BearingPoint, Inc., Conv. Sub. Bond., 5.00%, 4/15/2025                                   4/21/2005                       25,000,000
CompBenefits, Corp.                                                                      5/24/1995-                         176,696
                                                                                         7/12/2000
CompBenerfits, Corp., Pfd.                                                               5/24/1995-                       4,090,205
                                                                                         7/12/2000
Conceptus, Inc.                                                                          8/11/2005                        4,500,000
Conceptus, Inc.                                                                          4/10/2001                        5,000,000
Cortek, Inc.                                                                             2/29/2000                                -
Cortek, Inc., Conv. Pfd., Series D2                                                      3/31/2003                                -
Cortex, Inc., Pfd., Series D                                                             6/18/2001                                -
Decision Management International, Inc.                                                  7/11/2005                                -
Denovo Ventures I LP                                                                     3/9/2000                         2,432,145
Dexcom, Inc., Pfd.                                                                       12/30/2004                         678,910
Endologix, Inc.                                                                          7/7/2005                         5,000,000
Endologix, Inc.                                                                          12/8/2003-                      17,771,330
                                                                                         5/31/2006
Expand Networks Ltd.                                                                     9/22/2000                        2,500,000
FA Private Equity Fund IV LP                                                             3/4/2002                           424,287
Greenfield Technology Venture Fund                                                       6/15/1998                           75,504
Incuvest LLC                                                                             1/6/2000                         5,000,000
Infrastructure Fund                                                                      8/11/2000                          450,346
Internet.com Corp.                                                                       5/17/2000-                         557,793
                                                                                         7/28/2000
Inverness Medical Innovations, Inc.                                                      2/9/2006                         7,323,000
Isis Pharmaceuticals, Inc                                                                8/23/2005                       19,882,351
Latin Healthcare Fund                                                                    11/28/2000                       4,083,760
Metabasis Therapeutics, Inc., Warrants 9/30/2010                                         10/3/2005                          111,956
Multiplex, Inc., Pfd., Series C                                                          2/22/2001                        5,000,001
Peachtree Leadscope LLC                                                                  4/30/2002                        3,000,000
Peachtree Leadscope LLC                                                                  6/30/2000                          712,054
Peachtree Open Networks                                                                  10/5/2000                          990,753
Peachtree Velquest                                                                       9/14/2000                          494,382
Peachtree/CB Partners                                                                    3/8/2000                         3,503,863
Rocket Ventures II                                                                       7/20/1999                        7,515,342
Sanarus Medical, Inc., Pfd., Series A                                                    11/16/1999-                      1,561,804
                                                                                         11/12/2004
Sanarus Medical, Inc., Pfd., Series B                                                    7/16/2001                        2,495,648
Sanarus Medical, Inc., Pfd., Series C                                                    10/23/2003                       3,004,288
Sensable Technologies, Inc.                                                              10/15/2004                               -
Sensable Technologies, Inc.                                                              12/16/2003                         401,118

The following is a summary of the Fund's written option activity:
CONTRACTS              NUMBER OF CONTRACTS                 PREMIUM
Outstanding at         77,500,000                          $519,250
10/31/2006
Contracts written      52,700,000                          5,270
Contracts expired      (105,400,000)                       (358,360)
Contracts bought back  (24,800,000)                        (166,160)
Outstanding at         -                                   $-
1/31/2007

The following acronyms are used throughout this portfolio:

ADR-          American Depositary Receipt
GDR-          Global Depositary Receipt






FEDERATED KAUFMANN SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                      COMMON STOCKS--98.7%
                      CONSUMER DISCRETIONARY--19.7%
        104,100       Aaron Rents, Inc.                                                                              $     3,073,032
        800,000       Advance Auto Parts, Inc.                                                                            30,360,000
         70,050       Applebee's International, Inc.                                                                       1,768,062
         69,500       Arbitron, Inc.                                                                                       3,222,715
        178,000   1,2 Buffalo Wild Wings, Inc.                                                                             9,056,640
        200,000     1 Carter's, Inc.                                                                                       5,080,000
        176,194     1 Celebrate Express, Inc.                                                                              2,077,327
        428,400   1,2 Central European Media Enterprises Ltd., Class A                                                    37,180,836
        265,300     2 Charles & Colvard Ltd.                                                                               1,981,791
         49,700   1,2 Chipotle Mexican Grill, Inc.                                                                         2,953,174
        185,216   1,2 Citi Trends, Inc.                                                                                    7,299,363
        286,100     1 Clear Channel Outdoor Holdings, Inc., Class A                                                        8,274,012
        947,600       Consorcio ARA SA                                                                                     6,372,338
         73,300       Ctrip.com International Ltd., ADR                                                                    5,212,363
         83,200   1,2 DSW, Inc., Class A                                                                                   3,335,488
        234,000     1 Deccan Chronicle Holdings Ltd.                                                                       4,625,742
        600,000   1,2 Dick's Sporting Goods, Inc.                                                                         30,894,000
        304,400     1 Digital Music Group, Inc.                                                                            1,232,820
        200,300     1 Educate, Inc.                                                                                        1,564,343
         16,000     1 Educomp Solutions Ltd.                                                                                 360,418
         48,700   1,2 Gmarket, Inc., ADR                                                                                   1,042,180
        105,100     1 Golfsmith International Holdings, Inc.                                                               1,072,020
        100,000   1,2 Heelys, Inc.                                                                                         3,800,000
        268,300     1 LJ International, Inc.                                                                               1,910,296
         64,450     1 Lamar Advertising Co.                                                                                4,271,746
        114,100     1 Life Time Fitness, Inc.                                                                              6,184,220
        283,600     1 Lodgenet Entertainment                                                                               7,711,084
         65,300     1 Melco PBL Entertainment (Macau) Ltd., ADR                                                            1,262,902
        181,600     1 Meritage Corp.                                                                                       8,072,120
         31,800   1,2 New Oriental Education & Technology Group, Inc., ADR                                                 1,136,214
        101,306       Orient-Express Hotel Ltd.                                                                            4,827,231
        240,200     1 PC Mall, Inc.                                                                                        3,374,810
        722,300 1,3,4 Piaggio & C. SpA                                                                                     3,148,327
         65,500     1 Poltrona Frau SpA                                                                                      251,408
        145,500     1 Rubios Restaurants, Inc.                                                                             1,431,720
        170,400     1 Stamps.com, Inc.                                                                                     2,492,952
         81,100 1,3,4 Submarino SA                                                                                         4,955,210
        409,400   1,2 Texas Roadhouse, Inc.                                                                                5,543,276
        122,900   1,2 Volcom, Inc.                                                                                         3,931,571
        482,600   1,2 WCI Communities, Inc.                                                                               10,448,290
        104,300     1 Wet Seal, Inc., Class A                                                                                673,778
        150,000       Wiley (John) & Sons, Inc., Class A                                                                   5,574,000
        147,500     2 Winnebago Industries, Inc.                                                                           4,947,150
                         TOTAL                                                                                           253,986,969
                      CONSUMER STAPLES--1.7%
        521,700   1,2 American Oriental Bioengineering, Inc.                                                               6,703,845
        121,300     1 Bare Escentuals, Inc.                                                                                4,426,237
        487,700     1 Darling International, Inc.                                                                          2,818,906
        386,500       Lance, Inc.                                                                                          8,220,855
                         TOTAL                                                                                            22,169,843
                      ENERGY--1.4%
         40,400     1 Complete Production Services, Inc.                                                                     802,748
          9,200     1 Horizon Offshore, Inc.                                                                                 154,560
         41,000     1 Petroplus Holdings AG                                                                                2,620,914
      1,197,000     1 Renesola Ltd.                                                                                       13,889,097
                         TOTAL                                                                                            17,467,319
                      FINANCIALS-7.1%
        378,700       Advance America Cash Advance, Inc.                                                                   5,286,652
         57,858   1,2 Affiliated Managers Group                                                                            6,445,381
         18,200   1,2 Alleghany Corp.                                                                                      6,524,882
      1,603,800       Aozora Bank Ltd.                                                                                     6,093,721
        188,900   1,2 Cowen Group, Inc.                                                                                    3,924,397
         64,200     1 Employers Holdings, Inc.                                                                             1,282,074
         86,000       First Potomac Realty Trust                                                                           2,582,580
        370,900   1,2 Great Wall Acquisition Corp.                                                                         2,132,675
        196,700     1 HFF, Inc.                                                                                            3,678,290
        219,100       ICICI Bank Ltd.                                                                                      4,673,436
         13,500       ICICI Bank Ltd., ADR                                                                                   596,025
        287,400       IPC Holdings Ltd.                                                                                    8,463,930
        637,400     1 Move, Inc.                                                                                           4,028,368
        197,900       OptionsXpress Holdings, Inc.                                                                         4,700,125
        208,764     1 Parsvnath Developers Ltd.                                                                            1,876,474
         18,900     1 Penson Worldwide, Inc.                                                                                 506,520
         99,700     1 Philadelphia Consolidated Holding Corp.                                                              4,492,482
        421,700     2 QC Holdings, Inc.                                                                                    7,194,202
        203,100     1 RHJ International                                                                                    4,208,742
          7,620       SFCG Co. Ltd.                                                                                        1,214,883
        653,000 1,3,4 The Ming An Holdings Co. Ltd.                                                                          218,292
        253,100       Willis Group Holdings Ltd.                                                                          10,341,666
         32,700     1 eHealth, Inc.                                                                                          720,708
                         TOTAL                                                                                            91,186,505
                      HEALTH CARE--22.8%
        232,400   1,2 A.D.A.M., Inc.                                                                                       1,638,420
        121,100     1 Acacia Research Corp.                                                                                1,642,116
        775,800   1,2 Acusphere, Inc.                                                                                      2,094,660
        312,000 1,3,4 Adaltis, Inc.                                                                                          726,445
         28,100     1 Adeza Biomedical Corp.                                                                                 438,922
         28,300   1,2 Align Technology, Inc.                                                                                 468,365
        203,700     1 Alkermes, Inc.                                                                                       3,039,204
         88,309       Allergan, Inc.                                                                                      10,306,543
        231,300   1,2 Alnylam Pharmaceuticals, Inc.                                                                        4,898,934
        139,200   1,2 Altus Pharmaceuticals, Inc.                                                                          2,536,224
         32,000     1 Animal Health International, Inc.                                                                      398,400
        449,600   1,2 Auxilium Pharmaceutical, Inc.                                                                        6,213,472
        764,200     1 Bioenvision, Inc.                                                                                    3,744,580
        433,900   1,2 CV Therapeutics, Inc.                                                                                5,853,311
      1,000,000   1,2 Ciphergen Biosystems, Inc.                                                                           1,750,000
          1,200     1 Conceptus, Inc.                                                                                         27,828
        700,000     1 Cubist Pharmaceuticals, Inc.                                                                        12,880,000
        193,680     1 Cytyc Corp.                                                                                          5,601,226
         31,300     1 Digene Corp.                                                                                         1,610,385
      1,003,200     1 Dynavax Technologies Corp.                                                                           6,089,424
        191,200   1,2 Encysive Pharmaceuticals, Inc.                                                                         640,520
        544,700     1 Endo Pharmaceuticals Holdings, Inc.                                                                 16,733,184
        301,000     1 Endologix, Inc.                                                                                      1,354,500
        163,300   1,2 Enzo Biochem, Inc.                                                                                   2,423,372
        278,900       Glenmark Pharmaceuticals Ltd.                                                                        3,912,044
        330,300   1,2 Human Genome Sciences, Inc.                                                                          3,890,934
        150,572   1,2 Illumina, Inc.                                                                                       6,150,866
        876,700   1,2 Incyte Genomics, Inc.                                                                                6,513,881
        115,200     1 Jerini AG                                                                                              615,706
        791,300     1 Kosan Biosciences, Inc.                                                                              5,649,882
        165,634   1,2 Kyphon, Inc.                                                                                         7,750,015
        587,800     1 Labopharm, Inc.                                                                                      3,203,510
        130,500   1,2 Mannkind Corp.                                                                                       2,161,080
        518,900     1 Medarex, Inc.                                                                                        6,989,583
        560,000     1 Medicines Co.                                                                                       17,147,200
      1,005,277     1 Medicure, Inc.                                                                                       1,196,280
        483,100     1 Medicure, Inc.                                                                                         578,833
        201,055     1 Medicure, Inc., Warrants                                                                                96,933
        153,600   1,2 Momenta Pharmaceuticals, Inc.                                                                        2,962,944
        266,200   1,2 Nektar Therapeutics                                                                                  3,380,740
        382,700     1 Neurochem, Inc.                                                                                      6,574,786
        557,800   1,2 Neurocrine Biosciences, Inc.                                                                         7,798,044
          5,145   1,2 Neurometrix, Inc.                                                                                       68,429
         16,600 1,3,4 Newron Pharmaceuticals SpA                                                                             774,173
         61,900     1 Nighthawk Radiology Holdings, Inc.                                                                   1,560,499
         67,500   1,2 Northfield Laboratories, Inc.                                                                          267,300
        189,100     1 NxStage Medical, Inc.                                                                                1,684,881
        312,800     1 OSI Pharmaceuticals, Inc.                                                                           10,641,456
        300,481     1 Orthofix International NV                                                                           15,138,233
        461,000     1 Penwest Pharmaceuticals Co.                                                                          6,564,640
      1,793,400     1 Point Therapeutics, Inc.                                                                             1,578,192
        251,300     1 Progenics Pharmaceuticals, Inc.                                                                      7,531,461
        160,500     1 Psychiatric Solutions, Inc.                                                                          6,249,870
        159,100     1 Qiagen NV                                                                                            2,735,407
        165,400     1 Regeneron Pharmaceuticals, Inc.                                                                      3,289,806
        170,200   1,2 Sepracor, Inc.                                                                                       9,711,612
        276,500   1,2 Somaxon Pharmaceuticals, Inc.                                                                        3,674,685
        520,200     1 Sonus Pharmaceuticals, Inc.                                                                          2,975,544
        533,800   1,2 Spectrum Pharmaceuticals, Inc.                                                                       3,437,672
         10,000     1 Speedel Holding AG                                                                                   1,349,289
        150,200     1 Systems Xcellence, Inc.                                                                              3,161,710
        101,900     1 Thermage, Inc.                                                                                         956,841
        653,600     1 ThermoGenesis Corp.                                                                                  2,627,472
        175,700   1,2 Threshold Pharmaceuticals, Inc., Class THL                                                             609,679
        235,700     1 Valera Pharmaceuticals, Inc.                                                                         1,833,746
         13,200     1 Vanda Pharmaceuticals, Inc.                                                                            394,284
        555,800     1 Vical, Inc.                                                                                          3,473,750
         73,700     1 Visicu, Inc.                                                                                           761,321
      1,329,400     1 Warner Chilcott Ltd., Class A                                                                       19,741,590
          8,200   1,2 WebMD Health Corp., Class A                                                                            404,670
                         TOTAL                                                                                           292,881,508
                      INDUSTRIALS--22.0%
         17,700   1,2 Aerovironment, Inc.                                                                                    404,799
         89,900   1,2 Basin Water, Inc.                                                                                      599,633
         58,500       CAE, Inc.                                                                                              577,395
         94,600       CLARCOR, Inc.                                                                                        3,278,836
        311,800 1,3,4 China Communications Construction Co. Ltd.                                                             354,230
        117,682     1 CoStar Group, Inc.                                                                                   5,586,365
        337,700     1 Commercial Vehicle Group, Inc.                                                                       6,821,540
        210,700       Con-way, Inc.                                                                                       10,480,218
        142,500     1 Copart, Inc.                                                                                         4,195,200
         26,600     1 Covanta Holding Corp.                                                                                  629,356
        184,040     2 DRS Technologies, Inc.                                                                              10,195,816
        200,200     1 Dynamex, Inc.                                                                                        4,888,884
        100,000     1 Dyncorp International, Inc., Class A                                                                 1,567,000
        834,600     1 EGL, Inc.                                                                                           31,806,606
         78,000   1,2 Energy Conversion Devices, Inc.                                                                      2,687,100
        216,908       Expeditors International Washington, Inc.                                                            9,259,803
        259,800     1 First Solar, Inc.                                                                                    8,409,726
        598,440       Forward Air Corp.                                                                                   18,779,047
        217,800     1 ICF International, Inc.                                                                              2,981,682
         91,500     1 IHS, Inc., Class A                                                                                   3,482,490
        921,500   1,2 Innovative Solutions and Support, Inc.                                                              17,480,855
         49,500     1 Interline Brands, Inc.                                                                               1,125,135
         30,600     1 K&F Industries Holdings, Inc.                                                                          712,674
        105,900     1 Kansas City Southern Industries, Inc.                                                                3,183,354
        283,400     1 Kenexa Corp.                                                                                        10,344,100
         85,000       Kuehne & Nagel International AG                                                                      6,561,332
        520,600     2 Landstar System, Inc.                                                                               22,016,174
         84,926     1 Monster Worldwide, Inc.                                                                              4,196,194
        330,400   1,2 NuCo2, Inc.                                                                                          7,212,632
        138,100       Pacer International, Inc.                                                                            4,303,196
        727,300     1 Quality Distribution, Inc.                                                                           7,323,911
         35,900       Roper Industries, Inc.                                                                               1,863,928
        370,700       Ryder System, Inc.                                                                                  20,217,978
        256,000     1 SAIC, Inc.                                                                                           4,748,800
        309,500     2 Simpson Manufacturing Co., Inc.                                                                     10,123,745
        571,420     1 Spire Corp.                                                                                          4,771,357
        224,600     1 Spirit Aerosystems Holdings, Inc., Class A                                                           6,879,498
        125,800       TNT NV                                                                                               5,721,107
        163,900     1 Taleo Corp., Class A                                                                                 2,294,600
        112,200     1 TransDigm Group, Inc.                                                                                3,573,570
        137,800       Trinity Industries, Inc.                                                                             5,270,850
        115,100       UTI Worldwide, Inc.                                                                                  3,499,040
        208,288       Vicor Corp.                                                                                          2,209,936
         13,100     1 Willdan Group, Inc.                                                                                    121,175
                         TOTAL                                                                                           282,740,867
                      INFORMATION TECHNOLOGY--20.3%
        325,200     1 ADVA AG Optical Networking                                                                           3,575,522
        219,500     2 ARM Holdings PLC, ADR                                                                                1,589,180
         65,300     1 AXT, Inc.                                                                                              312,787
        209,500   1,2 Access Integrated Technology, Inc., Class A                                                          1,933,685
        534,600   1,2 Anadigics, Inc.                                                                                      4,779,324
         46,400     1 Blackboard Inc.                                                                                      1,354,880
        376,000   1,2 Bookham, Inc.                                                                                        1,090,400
        209,100     1 Business Objects SA, ADR                                                                             7,870,524
        143,600     1 CPI International, Inc.                                                                              2,257,392
      1,572,800     1 CSR PLC                                                                                             21,052,833
         93,660     1 Cabot Microelectronics Corp.                                                                         2,827,595
         83,600     1 Cirrus Logic, Inc.                                                                                     620,312
         95,952     1 Cognos, Inc.                                                                                         4,138,410
        189,000     1 Commvault Systems, Inc.                                                                              3,392,550
         86,600     1 Double-Take Software, Inc.                                                                           1,094,624
        176,900     1 Eagle Test Systems, Inc.                                                                             2,559,743
        276,200     1 Entegris, Inc.                                                                                       2,963,626
        205,300   1,2 Euronet Worldwide, Inc.                                                                              5,924,958
         53,072     1 Foundry Networks, Inc.                                                                                 767,952
        354,500     1 Fundtech Ltd.                                                                                        4,693,580
        129,600     1 Global Imaging Systems, Inc.                                                                         2,494,800
        340,900   1,2 Guidance Software, Inc.                                                                              4,932,823
        315,850     1 Harris Stratex Networks, Inc., Class A                                                               6,942,383
        356,300     1 Himax Technologies, Inc., ADR                                                                        1,820,693
        359,550     1 Hyperion Solutions Corp.                                                                            15,180,201
         17,500     1 IPG Photonics Corp.                                                                                    462,175
        426,233   1,2 Infocrossing, Inc.                                                                                   7,024,320
         89,059     1 Infocrossing, Inc., Warrants                                                                           828,861
         44,850     1 Iron Mountain, Inc.                                                                                  1,254,903
      1,500,000   1,2 Jupitermedia Corp.                                                                                  11,160,000
        275,800     1 Komag, Inc.                                                                                          9,410,296
        188,600   1,2 LeCroy Corp.                                                                                         1,763,410
        496,700     1 MEMC Electronic Materials, Inc.                                                                     26,027,080
        299,102     1 Magma Design Automation                                                                              2,542,367
        388,289     1 Microsemi Corp.                                                                                      7,066,869
        195,400     1 Motive, Inc.                                                                                           727,865
         78,100     1 NAVTEQ Corp.                                                                                         2,770,988
        255,042     1 NIC, Inc.                                                                                            1,364,475
        503,300     1 NaviSite, Inc.                                                                                       2,717,820
        648,100   1,2 ON Semiconductor Corp.                                                                               5,418,116
        839,700   1,2 Omniture, Inc.                                                                                      12,746,646
        464,759     1 Online Resources Corp.                                                                               4,731,247
         45,000 1,3,4 Online Resources Corp.                                                                                 458,100
        508,800   1,2 Onvia.com, Inc.                                                                                      3,261,408
          6,300     1 Optium Corp.                                                                                           150,507
        500,000     1 Parametric Technology Corp.                                                                          9,910,000
        183,617   1,2 Pfsweb, Inc.                                                                                           181,781
        204,900     1 Quest Software, Inc.                                                                                 3,059,157
         18,900     1 SAVVIS, Inc.                                                                                           847,098
        106,200     1 SI International, Inc.                                                                               3,063,870
        295,000     1 Silicon Image, Inc.                                                                                  3,566,550
         57,600     1 Sohu.com, Inc.                                                                                       1,547,136
        426,900     1 Spansion, Inc.                                                                                       5,477,127
        120,400     1 Support.com, Inc.                                                                                      818,720
         81,600     1 TNS, Inc.                                                                                            1,397,808
        338,000     1 Tibco Software, Inc.                                                                                 3,136,640
        346,500     1 Ultratech, Inc.                                                                                      4,206,510
        347,228     1 ValueClick, Inc.                                                                                     8,861,259
         52,900     1 eBay, Inc.                                                                                           1,713,431
        298,049   1,2 eCollege.com                                                                                         4,926,750
                         TOTAL                                                                                           260,772,067
                      MATERIALS--1.0%
        271,570       Cemex S.A. de C.V., ADR                                                                              9,608,147
      1,840,900       Nine Dragons Paper Holdings Ltd.                                                                     3,126,290
                         TOTAL                                                                                            12,734,437
                      TELECOMMUNICATION SERVICES--2.4%
          9,900     1 Adlink Internet Media AG                                                                               239,187
        519,000     1 Bharti Airtel Ltd.                                                                                   8,295,806
         67,300     1 Eschelon Telecom, Inc.                                                                               1,531,748
        882,300     1 Gilat Satellite Networks                                                                             7,940,700
        147,509     1 NTELOS Holdings Corp.                                                                                2,746,618
        462,500   1,2 Time Warner Telecom, Inc.                                                                           10,767,000
                         TOTAL                                                                                            31,521,059
                      UTILITIES--0.3%
         52,600       Consolidated Water Co.                                                                               1,386,010
         59,200       ITC Holdings Corp.                                                                                   2,575,200
                         TOTAL                                                                                             3,961,210
                         TOTAL COMMON STOCKS                                                                           1,269,421,784
                         (IDENTIFIED COST $1,015,493,447)
                      CORPORATE NOTE--0.0%
                      HEALTH CARE--0.0%
  $     256,000 1,3,4 Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026                                                         258,432
                      (IDENTIFIED COST $256,000)
                      REPURCHASE AGREEMENTS-23.1%
      3,153,000       Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which             3,153,000
                      Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007.  The market value of the underlying security at the end of the period was $4,284,629,510.
    147,000,000       Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which           147,000,000
                      Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $2,000,293,889 on 2/1/2007.  The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
    146,435,000       Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which           146,435,000
                      ING Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government
                      Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007.  The market value of the underlying securities at the end of the period was $3,378,754,250
                      (purchased with proceeds from securities lending collateral).
                         TOTAL REPURCHASE AGREEMENTS                                                                     296,588,000
                         (AT COST)
                         TOTAL INVESTMENTS -121.8%                                                                     1,566,268,216
                         (IDENTIFIED COST $1,312,337,447)5
                         OTHER ASSETS AND LIABILITIES -NET -(21.8)%                                                    (280,001,706)
                         TOTAL NET ASSETS -100%                                                                      $ 1,286,266,510

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED                 MARKET VALUE OF COLLATERAL
    $282,051,037                                      $293,435,000

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $10,893,209, which represented 0.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $10,893,209, which represented 0.8% of total net assets.

5 At January 31, 2007, the cost of investments for federal tax purposes was $1,312,337,447. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $253,930,769. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $304,145,635 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,214,866.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






FEDERATED LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

               COMMON STOCKS--100.2%
               CONSUMER DISCRETIONARY--12.0%
    30,000     Abercrombie & Fitch Co., Class A                                                                       $    2,386,200
    52,600 1,2 Amazon.com, Inc.                                                                                            1,981,442
    53,800   1 Coach, Inc.                                                                                                 2,467,268
    51,600     Family Dollar Stores, Inc.                                                                                  1,671,840
    31,000   1 GameStop Corp.                                                                                              1,656,330
    36,600     McDonald's Corp.                                                                                            1,623,210
   152,600     News Corp., Inc.                                                                                            3,547,950
    54,800     Target Corp.                                                                                                3,362,528
                   TOTAL                                                                                                  18,696,768
               CONSUMER STAPLES--8.8%
    34,000     Brown-Forman Corp., Class B                                                                                 2,230,060
    45,200     Colgate-Palmolive Co.                                                                                       3,087,160
    99,500 1,2 Hansen Natural Corp.                                                                                        3,789,955
    70,000     PepsiCo, Inc.                                                                                               4,566,800
                   TOTAL                                                                                                  13,673,975
               ENERGY--4.1%
    24,500     Apache Corp.                                                                                                1,787,765
    51,100     Chesapeake Energy Corp.                                                                                     1,513,071
    19,800   1 Transocean Sedco Forex, Inc.                                                                                1,531,926
    37,100   1 Weatherford International Ltd.                                                                              1,498,098
                   TOTAL                                                                                                   6,330,860
               FINANCIALS--10.9%
    22,300     Ambac Financial Group, Inc.                                                                                 1,964,630
    37,000     CIT Group, Inc.                                                                                             2,181,520
    45,000     Capital One Financial Corp.                                                                                 3,618,000
    84,500   2 Commerce Bancorp, Inc.                                                                                      2,854,410
     7,200     Goldman Sachs Group, Inc.                                                                                   1,527,552
    35,000     Morgan Stanley                                                                                              2,897,650
    37,400     RenaissanceRe Holdings Ltd.                                                                                 1,992,298
                   TOTAL                                                                                                  17,036,060
               HEALTH CARE--22.1%
    80,000   1 Amgen, Inc.                                                                                                 5,629,600
    56,900     Baxter International, Inc.                                                                                  2,825,654
    36,500     Cardinal Health, Inc.                                                                                       2,606,830
    26,100 1,2 Cephalon, Inc.                                                                                              1,889,901
    28,800   1 Express Scripts, Inc., Class A                                                                              2,002,176
    22,800   1 Forest Laboratories, Inc., Class A                                                                          1,279,308
    36,700   1 Gilead Sciences, Inc.                                                                                       2,360,544
    66,200     Johnson & Johnson                                                                                           4,422,160
    53,100   1 Medco Health Solutions, Inc.                                                                                3,144,051
    69,500     Medtronic, Inc.                                                                                             3,714,775
    36,000     Roche Holding AG, ADR                                                                                       3,397,500
    35,100   1 Vertex Pharmaceuticals, Inc.                                                                                1,240,785
                   TOTAL                                                                                                  34,513,284
               INDUSTRIALS--13.0%
    90,000     CSX Corp.                                                                                                   3,311,100
    20,000     Fluor Corp.                                                                                                 1,652,000
   179,700     General Electric Co.                                                                                        6,478,185
    26,000     Lockheed Martin Corp.                                                                                       2,526,940
    19,800     Textron Inc.                                                                                                1,844,766
    66,500     United Technologies Corp.                                                                                   4,523,330
                   TOTAL                                                                                                  20,336,321
               INFORMATION TECHNOLOGY--26.1%
    97,300   1 Activision, Inc.                                                                                            1,657,019
    80,100   1 Amdocs Ltd.                                                                                                 2,777,868
    21,500   1 Apple Computer, Inc.                                                                                        1,843,195
    63,400   1 Broadcom Corp.                                                                                              2,023,728
   125,500   1 Cisco Systems, Inc.                                                                                         3,337,045
    69,600   1 Citrix Systems, Inc.                                                                                        2,204,232
    25,000   1 Cognizant Technology Solutions Corp.                                                                        2,132,250
    60,800   1 Dell, Inc.                                                                                                  1,474,400
   167,800   1 EMC Corp. Mass                                                                                              2,347,522
    10,100 1,2 Google Inc.                                                                                                 5,063,130
    37,100     Hewlett-Packard Co.                                                                                         1,605,688
    54,800     Linear Technology Corp.                                                                                     1,696,060
   121,200 1,2 Marvell Technology Group Ltd.                                                                               2,216,748
   138,300     Microsoft Corp.                                                                                             4,267,938
    58,600   1 NVIDIA Corp.                                                                                                1,796,090
    91,400     Nokia Oyj, Class A, ADR                                                                                     2,019,940
    57,100     Paychex, Inc.                                                                                               2,284,571
                   TOTAL                                                                                                  40,747,424
               MATERIALS--1.3%
    33,000     Praxair, Inc.                                                                                               2,080,980
               UTILITIES--1.9%
    65,000     Edison International                                                                                        2,923,700
                   TOTAL COMMON STOCKS (IDENTIFIED COST $135,244,306)                                                    156,339,372
               REPURCHASE AGREEMENTS-10.6%
   383,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of              383,000
               America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
               $4,200,617,167 on 2/1/2007.  The market value of the underlying securities at the end of the period was $4,284,629,510.
 8,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bear               8,000,000
               Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
               12/15/2036 for $2,000,000,293,889 on 2/1/2007.  The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
 8,187,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING                8,187,000
               Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007.  The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                  TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                   16,570,000
                   TOTAL INVESTMENTS - 110.8%                                                                            172,909,372
                   (IDENTIFIED COST $151,814,306)3
                   OTHER ASSETS AND LIABILITIES -NET - (10.8)%                                                          (16,910,822)
                   TOTAL NET ASSETS - 100%                                                                            $  155,998,550

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED              MARKET VALUE OF COLLATERAL
    $15,666,340                                    $16,187,000

3 At January 31, 2007, the cost of investments for federal tax purposes was $151,814,306. The net unrealized appreciation of investments for federal tax purposes was $21,095,066. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,324,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,229,496.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; and

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






FEDERATED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL         VALUE IN
  AMOUNT                  U.S. DOLLARS

                    COMMON STOCKS-29.2%
                    COMMERCIAL BANKS--1.0%
      5,150,000     Shinsei Bank Ltd.                                                                                $    28,420,928
                    DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
         65,000     Swisscom AG                                                                                           24,278,276
                    ENERGY EQUIPMENT & SERVICES--2.3%
      1,055,000     BJ Services Co.                                                                                       29,181,300
      1,370,000     Patterson-UTI Energy, Inc.                                                                            33,085,500
                       TOTAL                                                                                              62,266,800
                    METALS & MINING--12.2%
      2,025,000     Anglogold Ltd., ADR                                                                                   95,175,000
      2,430,000     Barrick Gold Corp.                                                                                    71,976,600
      3,970,000     Gold Fields Ltd., ADR                                                                                 67,053,300
      2,144,600     Newmont Mining Corp.                                                                                  96,721,460
                       TOTAL                                                                                             330,926,360
                    OIL GAS & CONSUMABLE FUELS--8.9%
      1,700,000     Canetic Resources Trust                                                                               21,454,000
        690,000     Cimarex Energy Co.                                                                                    25,861,200
        600,000     EnCana Corp.                                                                                          28,818,000
      1,335,000     Pengrowth Energy Trust                                                                                22,518,482
      1,175,000     Penn West Energy Trust                                                                                35,626,000
        560,000     Petro-Canada                                                                                          21,780,421
      1,373,000     Pogo Producing Co.                                                                                    68,032,150
        475,000     Sasol Ltd., ADR                                                                                       16,178,500
                       TOTAL                                                                                             240,268,753
                    PHARMACEUTICALS--2.7%
        485,000     AstraZeneca PLC                                                                                       27,061,754
        525,000     Sanofi-Aventis                                                                                        46,371,488
                       TOTAL                                                                                              73,433,242
                    WIRELESS TELECOMMUNICATION SERVICES--1.2%
         21,200     NTT DoCoMo, Inc.                                                                                      32,371,921
                       TOTAL COMMON STOCKS                                                                               791,966,280
                       (IDENTIFIED COST $758,821,615)
                    GOVERNMENTS/AGENCIES--1.6%
    320,685,000     South Africa, Government of, Bond, 10.00%, 2/28/2008 (IDENTIFIED COST $45,139,846)                    44,971,235
                    HYBRID NOTES--7.7%
                    METALS & MINING -7.7%
  $   3,250,000     Credit Suisse First Boston, NY, Equity-Linked Notes (Goldcorp)                                        86,043,750
        679,340 1,2 Goldman Sachs Group, Inc., PERCS, Mandatory Exchangeable Notes                                        15,478,762
      1,725,998     Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)                                    30,040,995
      1,808,000 1,2 Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)                                    31,088,560
      1,620,615 1,2 Morgan Stanley & Co., Inc., PERCS (Goldcorp)                                                          45,385,323
                       TOTAL HYBRID NOTES                                                                                208,037,390
                       (IDENTIFIED COST $187,871,318)
                    U.S. TREASURY--29.6%
     55,500,000     United States Treasury Note, 3.00%, 11/15/2007                                                        54,613,077
     85,000,000     United States Treasury Note, 4.00%, 8/31/2007                                                         84,472,074
     80,000,000     United States Treasury Note, 4.25%, 10/31/2007                                                        79,514,088
     60,000,000     United States Treasury Note, 4.25%, 11/30/2007                                                        59,601,882
     75,000,000     United States Treasury Note, 4.375%, 12/31/2007                                                       74,550,443
    100,000,000     United States Treasury Note, 4.50%, 2/15/2009                                                         99,200,560
     85,000,000     United States Treasury Note, 4.875%, 4/30/2008                                                        84,852,177
    135,000,000     United States Treasury Note, 4.875%, 5/15/2009                                                       134,934,849
    130,000,000     United States Treasury Note, 5.125%, 6/30/2008                                                       130,226,369
                       TOTAL U.S. TREASURY                                                                               801,965,519
                       (IDENTIFIED COST $801,577,531)
                    PURCHASE PUT OPTIONS-2.6%
                    FINANCIALS-2.6%
         10,300   3  S&P 500 Index; Strike Price $1425, Expiration Date 3/19/2007                                         13,081,000
         12,000   3  S&P 500 Index; Strike Price $1460, Expiration Date 3/19/2007                                         32,460,000
         28,000   3  NASDAQ 100 Shares; Strike Price $48, Expiration Date 6/16/2007                                       11,200,000
         12,600   3  iShares MSCI Emerging Market; Strike Price $120, Expiration Date 6/16/2007                           12,852,000
                       TOTAL PURCHASE PUT OPTIONS                                                                         69,593,000
                       (IDENTIFIED COST $126,582,893)
                    REPURCHASE AGREEMENTS-27.5%
    145,687,000     Interest in $4,200,000,000 joint repurchase agreement, 5.29%, dated 1/31/2007 under which            145,687,000
                    Bank of America N.A. will repurchase a U.S. Government Agency security maturing 7/1/2035 for
                    $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
    600,000,000     Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which             600,000,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             745,687,000
                       TOTAL INVESTMENTS-98.2%                                                                         2,662,220,424
                       (IDENTIFIED COST $2,665,680,203)4
                       OTHER ASSETS AND LIABILITIES -NET -1.8%                                                            48,187,583
                       TOTAL NET ASSETS -100%                                                                        $ 2,710,408,007

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $91,952,645, which represented 3.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $91,952,645, which represented 3.4% of total net assets.

3    Non-income producing security.

4 At January 31, 2007, the cost of investments for federal tax purposes was $2,663,858,977. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rate was $1,638,553. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $68,548,754 and net unrealized depreciation from investments for those securities having an excess of cost over value of $70,187,307.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value ("NAV");

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PERCS --Preferred Equity Redemption Cumulative Stock





FEDERATED MID CAP GROWTH STRATEGIES FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS--99.5%
                   CONSUMER DISCRETIONARY--17.9%
        76,000   2 Abercrombie & Fitch Co., Class A                                                                  $     6,045,040
       202,700   1 Amazon.com, Inc.                                                                                        7,635,709
        59,700     Boyd Gaming Corp.                                                                                       2,839,929
       195,400   1 Chicos Fas, Inc.                                                                                        4,079,952
       179,800     Claire's Stores, Inc.                                                                                   6,185,120
       216,700   1 Coach, Inc.                                                                                             9,937,862
        94,900     Darden Restaurants, Inc.                                                                                3,714,386
       101,000     Family Dollar Stores, Inc.                                                                              3,272,400
       116,300     Federated Department Stores, Inc.                                                                       4,825,287
       118,100 1,2 GameStop Corp.                                                                                          6,310,083
        98,300   1 Gymboree Corp.                                                                                          4,255,407
       169,600     McDonald's Corp.                                                                                        7,521,760
       100,300     Mens Wearhouse, Inc.                                                                                    4,306,882
        73,300     Nordstrom, Inc.                                                                                         4,083,543
       169,500   1 Payless ShoeSource, Inc.                                                                                5,754,525
        69,800     Penney (J.C.) Co., Inc.                                                                                 5,670,552
        98,300     Polo Ralph Lauren Corp., Class A                                                                        8,065,515
       137,600     Snap-On, Inc.                                                                                           6,633,696
       180,600     TJX Cos., Inc.                                                                                          5,340,342
       154,200   1 Urban Outfitters, Inc.                                                                                  3,762,480
                       TOTAL                                                                                             110,240,470
                   CONSUMER STAPLES--4.5%
        86,500     Brown-Forman Corp., Class B                                                                             5,673,535
        65,100   2 Bunge Ltd.                                                                                              5,009,445
        96,600     Estee Lauder Cos., Inc., Class A                                                                        4,588,500
       324,889 1,2 Hansen Natural Corp.                                                                                   12,375,022
                       TOTAL                                                                                              27,646,502
                   ENERGY--5.8%
       113,000   2 CONSOL Energy, Inc.                                                                                     3,890,590
       140,700   2 Chesapeake Energy Corp.                                                                                 4,166,127
        93,400   1 FMC Technologies, Inc.                                                                                  5,784,262
        90,000   1 Grant Prideco, Inc.                                                                                     3,526,200
       108,200     Helmerich & Payne, Inc.                                                                                 2,903,006
        33,400     Noble Corp.                                                                                             2,503,330
       107,900   1 Southwestern Energy Co.                                                                                 4,149,834
        61,700     Tesoro Petroleum Corp.                                                                                  5,083,463
        71,300     Tidewater, Inc.                                                                                         3,676,941
                       TOTAL                                                                                              35,683,753
                   FINANCIALS--11.4%
       108,900     Ace Ltd.                                                                                                6,292,242
        63,900 1,2 Affiliated Managers Group                                                                               7,118,460
        72,300   1 Arch Capital Group Ltd.                                                                                 4,669,857
        29,800     Bear Stearns Cos., Inc.                                                                                 4,912,530
       291,300 1,2 CB Richard Ellis Services, Inc.                                                                        10,955,793
        85,300     CIT Group, Inc.                                                                                         5,029,288
       100,800   2 Commerce Bancorp, Inc.                                                                                  3,405,024
       188,000   1 E*Trade Group, Inc.                                                                                     4,583,440
       139,500     HCC Insurance Holdings, Inc.                                                                            4,356,585
       120,517     International Securities Exchange Holdings, Inc.                                                        4,993,019
        23,000     Kilroy Realty Corp.                                                                                     1,997,320
        91,900     RenaissanceRe Holdings Ltd.                                                                             4,895,513
       147,400     T. Rowe Price Group, Inc.                                                                               7,073,726
                       TOTAL                                                                                              70,282,797
                   HEALTH CARE--18.4%
        25,600     Allergan, Inc.                                                                                          2,987,776
        84,900 1,2 Celgene Corp.                                                                                           4,557,432
       170,600 1,2 Cephalon, Inc.                                                                                         12,353,146
        83,500   1 Covance, Inc.                                                                                           5,147,775
        89,700   1 Coventry Health Care, Inc.                                                                              4,624,035
        70,550   1 DaVita, Inc.                                                                                            3,852,030
        73,700   1 Express Scripts, Inc., Class A                                                                          5,123,624
       119,900   1 Forest Laboratories, Inc., Class A                                                                      6,727,589
        63,300   1 Genzyme Corp.                                                                                           4,160,709
       492,300   1 Isis Pharmaceuticals, Inc.                                                                              5,114,997
        77,600     McKesson HBOC, Inc.                                                                                     4,326,200
        70,000   1 Medco Health Solutions, Inc.                                                                            4,144,700
       101,700   2 Medicis Pharmaceutical Corp., Class A                                                                   3,857,481
       214,300 1,2 Medimmune, Inc.                                                                                         7,427,638
       200,800   1 Momenta Pharmaceuticals, Inc.                                                                           3,873,432
       142,118 1,2 New River Pharmaceuticals, Inc.                                                                         7,944,396
        98,200 1,2 Sepracor, Inc.                                                                                          5,603,292
       253,700     Shire PLC, ADR                                                                                         16,104,876
       152,200   1 Vertex Pharmaceuticals, Inc.                                                                            5,380,270
                       TOTAL                                                                                             113,311,398
                   INDUSTRIALS--16.3%
        49,100   1 Alliant Techsystems, Inc.                                                                               3,977,100
        72,700     CSX Corp.                                                                                               2,674,633
        39,600     Corporate Executive Board Co.                                                                           3,592,908
       135,100     Equifax, Inc.                                                                                           5,610,703
       110,600     Expeditors International Washington, Inc.                                                               4,721,514
        39,800     Fluor Corp.                                                                                             3,287,480
       125,500   1 Foster Wheeler Ltd.                                                                                     6,710,485
        70,500   2 GATX Corp.                                                                                              3,214,800
        99,800 1,2 General Cable Corp.                                                                                     4,304,374
       105,100     Harsco Corp.                                                                                            9,025,988
       359,300 1,2 Hexcel Corp.                                                                                            6,912,932
        47,900     Jacobs Engineering Group, Inc.                                                                          4,337,345
        86,300     Norfolk Southern Corp.                                                                                  4,284,795
       101,800     Northrop Grumman Corp.                                                                                  7,221,692
        94,800     Precision Castparts Corp.                                                                               8,426,772
        45,900     Rockwell Automation, Inc.                                                                               2,809,539
        32,100     Textron Inc.                                                                                            2,990,757
        86,000   1 URS Corp.                                                                                               3,695,420
       172,000     UTI Worldwide, Inc.                                                                                     5,228,800
       127,200 1,2 WESCO International, Inc.                                                                               7,723,584
                       TOTAL                                                                                             100,751,621
                   INFORMATION TECHNOLOGY--16.2%
       269,112 1,2 Acme Packet, Inc.                                                                                       4,273,499
       378,000   1 Activision, Inc.                                                                                        6,437,340
       119,200   1 Ansys, Inc.                                                                                             5,946,888
       362,100   1 BEA Systems, Inc.                                                                                       4,464,693
       471,900   1 Cadence Design Systems, Inc.                                                                            8,918,910
       234,600   1 Ceridian Corp.                                                                                          7,030,962
       103,000   1 Citrix Systems, Inc.                                                                                    3,262,010
        93,800   1 Cognizant Technology Solutions Corp.                                                                    8,000,202
       141,900 1,2 CommScope, Inc.                                                                                         4,584,789
       298,300   1 Commvault Systems, Inc.                                                                                 5,354,485
       158,500     Jabil Circuit, Inc.                                                                                     3,802,415
       195,500     Linear Technology Corp.                                                                                 6,050,725
       124,200   1 MEMC Electronic Materials, Inc.                                                                         6,508,080
       335,200 1,2 Marvell Technology Group Ltd.                                                                           6,130,808
       197,300     Maxim Integrated Products, Inc.                                                                         6,076,840
       190,200   1 NVIDIA Corp.                                                                                            5,829,630
       108,800   1 Network Appliance, Inc.                                                                                 4,090,880
        67,400 1,2 Salesforce.com Inc.                                                                                     2,954,142
                       TOTAL                                                                                              99,717,298
                   MATERIALS--4.8%
       212,500     Agrium, Inc.                                                                                            7,369,500
        36,900     Martin Marietta Materials                                                                               4,258,998
       208,700   1 Owens-Illinois, Inc.                                                                                    4,645,662
        62,200     Teck Cominco Ltd., Class B                                                                              4,592,848
        34,500     United States Steel Corp.                                                                               2,880,405
        60,000   2 Vulcan Materials Co.                                                                                    6,110,400
                       TOTAL                                                                                              29,857,813
                   TELECOMMUNICATION SERVICES--3.8%
       150,400   1 American Tower Systems Corp.                                                                            5,990,432
       169,500   1 Crown Castle International Corp.                                                                        5,959,620
       155,600   1 NII Holdings, Inc.                                                                                     11,483,280
                       TOTAL                                                                                              23,433,332
                   UTILITIES--0.4%
       120,100   1 AES Corp.                                                                                               2,496,879
                       TOTAL COMMON STOCKS (IDENTIFIED COST $493,500,261)                                                613,421,863
                   REPURCHASE AGREEMENTS-21.3%
  $  9,227,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank           9,227,000
                   of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                   $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $ 4,284,629,510.
    61,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bear          61,000,000
                   Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
    61,355,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING           61,355,000
                   Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             131,582,000
                       TOTAL INVESTMENTS - 120.8%                                                                        745,003,863
                       (IDENTIFIED COST $625,082,261)3
                       OTHER ASSETS AND LIABILITIES - NET - (20.8)%                                                    (128,371,267)
                       TOTAL NET ASSETS - 100%                                                                       $   616,632,596

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated brokers/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED             MARKET VALUE OF COLLATERAL
    $118,292,427                                  $122,355,000

3 At January 31, 2007, the cost of investments for federal tax purposes was $625,082,261. The net unrealized appreciation of investments for federal tax purposes was $119,921,602. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,433,627, and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,512,025.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED STRATEGIC VALUE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                COMMON STOCKS-97.5%
                CONSUMER DISCRETIONARY--2.3%
     4,058,408  Kingfisher PLC                                                                                         $  19,140,716
                CONSUMER STAPLES-9.9%
       173,800  Altria Group, Inc.                                                                                        15,188,382
       352,766  Reynolds American, Inc.                                                                                   22,753,407
     1,291,022  Scottish & Newcastle PLC                                                                                  13,804,716
       284,687  UST, Inc.                                                                                                 16,352,421
       527,483  Unilever PLC, ADR                                                                                         14,405,561
                   TOTAL                                                                                                  82,504,487
                FINANCIALS-41.9%
       584,843  ABN AMRO Holdings NV                                                                                      18,820,068
       292,900  Allied Capital Corp.                                                                                       8,453,094
       953,300  American Financial Realty Trust                                                                           10,657,894
       539,300  Bank of America Corp.                                                                                     28,356,394
       632,600  Barclays PLC                                                                                               9,249,814
        36,500  Colonial Properties Trust                                                                                  1,793,975
       254,600  Comerica, Inc.                                                                                            15,097,780
       642,900  Crescent Real Estate Equities, Inc.                                                                       12,896,574
       228,600  Fifth Third Bancorp                                                                                        9,121,140
       463,000  First Horizon National Corp.                                                                              20,186,800
       176,485  First Industrial Realty Trust                                                                              8,340,681
       572,200  Gallagher (Arthur J.) & Co.                                                                               16,404,974
       987,864  HRPT Properties Trust                                                                                     12,861,989
       251,807  Health Care REIT, Inc.                                                                                    11,787,086
       308,691  Health Care Realty Trust, Inc.                                                                            13,082,325
       189,523  Hospitality Properties Trust                                                                               9,248,722
       361,000  Lexington Realty Trust                                                                                     7,682,080
     2,184,789  Lloyds TSB Group PLC                                                                                      25,061,094
       520,076  National City Corp.                                                                                       19,684,877
        60,900  Nationwide Health Properties, Inc.                                                                         2,029,188
       396,500  Realty Income Corp.                                                                                       11,411,270
       381,034  Senior Housing Properties Trust                                                                            9,914,505
       687,900  U.S. Bancorp                                                                                              24,489,240
       319,100  Wachovia Corp.                                                                                            18,029,150
       528,483  Washington Mutual Bank                                                                                    23,565,057
                   TOTAL                                                                                                 348,225,771
                HEALTH CARE--3.2%
     1,004,300  Pfizer, Inc.                                                                                              26,352,832
                INDUSTRIALS--1.3%
       295,600  Macquarie Infrastructure Co. Trust                                                                        10,839,652
                MATERIALS--4.1%
       758,933  Packaging Corp. of America                                                                                17,334,030
       228,200  Weyerhaeuser Co.                                                                                          17,115,000
                   TOTAL                                                                                                  34,449,030
                TELECOMMUNICATION SERVICES--19.2%
       384,200  AT&T, Inc.                                                                                                14,457,446
       874,203  BCE, Inc.                                                                                                 22,956,571
     1,213,711  Deutsche Telekom AG, Class REG                                                                            21,389,334
     6,064,405  Telecom Corp. of New Zealand                                                                              20,782,967
     7,058,925  Telecom Italia SpA                                                                                        20,908,726
     6,481,911  Telstra Corp. Ltd.                                                                                        21,366,855
       484,700  Verizon Communications                                                                                    18,670,644
     1,310,500  Windstream Corp.                                                                                          19,500,240
                   TOTAL                                                                                                 160,032,783
                UTILITIES--15.6%
       309,691  Ameren Corp.                                                                                              16,447,689
       349,338  Consolidated Edison Co.                                                                                   16,866,039
     2,235,326  Enel SpA                                                                                                  23,742,059
       291,667  Peoples Energy Corp.                                                                                      12,702,098
       139,332  Pinnacle West Capital Corp.                                                                                6,798,008
       416,700  Progress Energy, Inc.                                                                                     19,809,918
       239,138  Southern Co.                                                                                               8,735,711
       810,885  United Utilities PLC, ADR                                                                                 24,302,223
                   TOTAL                                                                                                 129,403,745
                   TOTAL COMMON STOCKS                                                                                   810,949,016
                   (IDENTIFIED COST $741,314,428)
                REPURCHASE AGREEMENT--1.4%
  $ 12,088,000  Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of          12,088,000
                America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                $4,200,617,167 on 2/1/2007.  The market value of the underlying security at the end of the period was $4,284,629,510.  (AT COST)
                   TOTAL INVESTMENTS-98.9%                                                                               823,037,016
                   (IDENTIFIED COST $753,402,428)1
                   OTHER ASSETS AND LIABILITIES -NET -1.1%                                                                 8,925,729
                   TOTAL NET ASSETS -100%                                                                              $ 831,962,745

1 At January 31, 2007, the cost of investments for federal tax purposes was $753,402,428. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rate was $69,634,588. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,041,928 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,407,340.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 ADR  --American Depositary Receipt
 REIT --Real Estate Investment Trust







FEDERATED TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--99.9%
                  CONSUMER DISCRETIONARY--3.1%
       17,600   1 Amazon.com, Inc.                                                                                     $     662,992
       25,000 1,2 GameStop Corp.                                                                                           1,335,750
                      TOTAL                                                                                                1,998,742
                  HEALTH CARE--10.8%
       15,000   1 Cephalon, Inc.                                                                                           1,086,150
       64,000 1,2 Isis Pharmaceuticals, Inc.                                                                                 664,960
       23,200   2 Medicis Pharmaceutical Corp., Class A                                                                      879,976
       24,500   1 Medimmune, Inc.                                                                                            849,170
       24,100   1 Momenta Pharmaceuticals, Inc.                                                                              464,889
       10,418 1,2 New River Pharmaceuticals, Inc.                                                                            582,366
        3,582     Roche Holding AG                                                                                           675,301
       17,600     Shire PLC, ADR                                                                                           1,117,248
       16,600   1 Vertex Pharmaceuticals, Inc.                                                                               586,810
                      TOTAL                                                                                                6,906,870
                  INDUSTRIALS--1.2%
       19,800     Philips Electronics NV, ADR                                                                                775,170
                  INFORMATION TECHNOLOGY--84.8%
      149,700     ARM Holdings PLC, ADR                                                                                    1,083,828
       28,300     Accenture Ltd.                                                                                           1,068,325
       60,597   1 Acme Packet, Inc.                                                                                          962,280
       46,400   1 Activision, Inc.                                                                                           790,192
       29,400   1 Adobe Systems, Inc.                                                                                      1,142,778
       23,400   1 Agilent Technologies, Inc.                                                                                 748,800
       47,000   1 Amdocs Ltd.                                                                                              1,629,960
       15,200   1 Ansys, Inc.                                                                                                758,328
        9,700   1 Apple, Inc.                                                                                                831,581
       35,700     Applied Materials, Inc.                                                                                    632,961
       84,300   1 BEA Systems, Inc.                                                                                        1,039,419
       29,300   1 Broadcom Corp.                                                                                             935,256
       55,900   1 Cadence Design Systems, Inc.                                                                             1,056,510
       54,300   1 Cisco Systems, Inc.                                                                                      1,443,837
       31,900   1 Citrix Systems, Inc.                                                                                     1,010,273
       20,200   1 Cognizant Technology Solutions Corp.                                                                     1,722,858
       23,600   1 CommScope, Inc.                                                                                            762,516
       53,900   1 Commvault Systems, Inc.                                                                                    967,505
       69,700   1 Corning, Inc.                                                                                            1,452,548
       55,600   1 Dell, Inc.                                                                                               1,348,300
      110,300     EMC Corp. Mass                                                                                           1,543,097
       19,900   1 Electronic Arts, Inc.                                                                                      995,000
       15,500   1 FormFactor, Inc.                                                                                           630,075
       23,900     Global Payments, Inc.                                                                                      902,464
        2,900   1 Google Inc.                                                                                              1,453,770
       21,500     Harris Corp.                                                                                             1,092,630
       34,500     Hewlett-Packard Co.                                                                                      1,493,160
       11,500     IBM Corp.                                                                                                1,140,225
       34,800     Jabil Circuit, Inc.                                                                                        834,852
       18,370     KLA-Tencor Corp.                                                                                           904,355
       32,000     Linear Technology Corp.                                                                                    990,400
       55,000   1 Marvell Technology Group Ltd.                                                                            1,005,950
       27,000     Maxim Integrated Products, Inc.                                                                            831,600
       29,580     Microsoft Corp.                                                                                            912,839
       36,200     Motorola, Inc.                                                                                             718,570
       23,900   1 NAVTEQ Corp.                                                                                               847,972
       25,100   1 NVIDIA Corp.                                                                                               769,315
       28,000   1 Network Appliance, Inc.                                                                                  1,052,800
       80,800     Nokia Oyj, Class A, ADR                                                                                  1,785,680
       82,500   1 Oracle Corp.                                                                                             1,415,700
       34,900     Paychex, Inc.                                                                                            1,396,349
       28,900     Qualcomm, Inc.                                                                                           1,088,374
        5,800   1 Research in Motion Ltd.                                                                                    741,124
       23,500   1 Salesforce.com Inc.                                                                                      1,030,005
        1,956     Samsung Electronics Co.                                                                                  1,211,104
       27,600     Telefonaktiebolaget LM Ericsson, Class B, ADR                                                            1,098,204
       28,800     Texas Instruments, Inc.                                                                                    898,272
       41,300 1,2 VASCO Data Security International, Inc.                                                                    607,110
       43,200   1 Xerox Corp.                                                                                                743,040
       37,400   1 Yahoo, Inc.                                                                                              1,058,794
       25,000   1 Zebra Technologies Corp., Class A                                                                          866,750
       27,100   1 eBay, Inc.                                                                                                 877,769
                      TOTAL                                                                                               54,325,404
                      TOTAL COMMON STOCKS (IDENTIFIED COST $51,462,557)                                                   64,006,186
                  REPURCHASE AGREEMENTS-7.4%
  $   506,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of           506,000
                  America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                  $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
    4,232,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING             4,232,000
                  Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                      REPURCHASE AGREEMENTS (AT COST)                                                                      4,738,000
                      TOTAL INVESTMENTS - 107.3%                                                                          68,744,186
                      (IDENTIFIED COST $56,200,557)3
                      OTHER ASSETS AND LIABILITIES - NET - (7.3)%                                                        (4,666,042)
                      TOTAL NET ASSETS - 100%                                                                          $  64,078,144

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED               MARKET VALUE OF COLLATERAL
     $3,513,381                                      $4,232,000

3 At January 31, 2007, the cost of investments for federal tax purposes was $56,200,557. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $12,543,629. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,380,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $837,020.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007